REVENUE CLASSES AND CONCENTRATIONS (Details Narrative)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue [Member] | Customer [Member]
Concentration risk percentage	61.00%	70.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk percentage	19.00%	17.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk percentage	12.00%
Employment Agreement [Member] | Mr. Lambrecht [Member]
Concentration risk percentage	10.00%